Note 2 - Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2018
Basis of Preparation Abstract
Table of Effect of Transition of BCRA GAAP to IFRS-IASB in Equity
		December 31, 2017	January 1, 2017
EQUITY IN ACCORDANCE WITH BCRA GAAP		26,056,548	16,460,035
Adjustments due to implementation of IFRS-IASB
Deemed cost of real estate	(a)	4,889,491	4,960,575
Effective rate of loans	(b)	(316,269)	(559,072)
Financing facilities granted at a below-the-market interest rate	(c)	(213,540)	-
Fair value of government and private securities	(d)	(24,587)	(31,439)
Loan impairment methodology differences	(e)	419,042	690,843
Fair value of derivatives	(f)	(37,337)	(34,122)
Equity method of investments in associates and joint ventures	(g)	170,128	191,493
Assets and liabilities for contracts with customers	(h)	(131,840)	(138,665)
Goodwill	(i)	360	-
Deferred income tax	(j)	(513,082)	(1,224,825)
Financial guarantee contracts	(k)	(5,454)	(3,425)
Employee benefits	(l)	(1,562)	(1,683)
Uncertain tax positions	(m)	1,185,800	-
Others		666	1,203
Non-controlling interests	(n)	298,126	267,737
SUBTOTAL		31,776,490	20,578,655
Inflation adjustment	(o)	17,740,165	17,943,079
EQUITY IN ACCORDANCE WITH IFRS-IASB		49,516,655	38,521,734
Equity attributable to owners of the Bank		49,061,871	38,022,269
Non-controlling interests		454,784	499,465

Table of Effect of Transition of BCRA GAAP to IFRS-IASB in Profit or Loss
	Ref	December 31, 2017
PROFIT OR LOSS IN ACCORDANCE WITH BCRA GAAP		3,878,265
Adjustments due to implementation of IFRS-IASB
Depreciation of property	(a)	(71,084)
Effective rate of loans	(b)	242,803
Financing facilities granted at a below-the-market interest rate	(c)	(213,540)
Fair value of government and private securities	(d)	131,614
Loan impairment methodology differences	(e)	(271,801)
Fair value of derivatives	(f)	(3,215)
Equity method of investments in associates and joint ventures	(g)	(37,928)
Assets and liabilities for contracts with customers	(h)	6,825
Goodwill	(i)	360
Deferred income tax	(j)	554,741
Financial guarantee contracts	(k)	(2,029)
Employee benefits	(l)	121
Uncertain tax positions	(m)	1,185,800
Others		125
Non-controlling interests	(n)	30,389
SUBTOTAL		5,431,446
Inflation adjustment	(o)	(3,571,935)
PROFIT OR LOSS IN ACCORDANCE WITH IFRS-IASB		1,859,511

Table of Effect of Transition of BCRA GAAP to IFRS-IASB in Other Comprehensive Income Loss
December 31, 2017
Other comprehensive income/(loss)
Loss for the year from financial instruments at fair value through OCI	(124,762)
Related tax	39,567
Profit or loss for the year for the share in OCI from associates at equity-method	(2,232)
SUBTOTAL	(87,427)
Inflation adjustment	(55,205)
Other Comprehensive loss in accordance with IFRS-IASB	(142,632)
Total Comprehensive Income in accordance with IFRS-IASB	1,716,879
OCI attributable to owners of the Bank	1,761,188
Non-controlling interests	(44,309)

Table of Significant Inputs Used, Detailed by Area and their Relation to Fair Value of Property and Equipment
Main calculation variables, unobservable	Interrelation between the main variables and fair value	City of Buenos Aires	Provinces of Buenos Aires, Córdoba and Santa Fe	Rest of the country
Price per square meter	The higher the price per square meter, the higher the fair value	Ps.18,452 to Ps.145,631	Ps.17,699 to Ps.89,655	Ps.4,800 to Ps.57,143
Age and preservation status	The higher the age, the lower the fair value.	From 1930 to 2016	From 1920 to 2010	From 1935 to 2016
	The better the preservation status, the higher the fair value	Status: Good to Excellent	Status: Good to Very good	Status: Good to Very good

Table of Significant Inputs Used, Detailed by Area and their Relation to Fair Value of Investment Properties
Main calculation variables, unobservable	Interrelation between the main variables and fair value	City of Buenos Aires	Provinces of Buenos Aires and Santa Fe	Rest of the country
Price per square meter	The higher the price per square meter, the higher the fair value	Ps.8,367 to Ps.46,581	Ps.8,933 to Ps.20,175	Ps.8,830 to Ps.14,046
Age and preservation status	The higher the age, the lower the fair value.	From 1900 to 1990	From 1973 to 1975	From 1970 to 1984
	The better the preservation status, the higher the fair value	Status: Fair to Good	Status: Fair to Good	Status: Fair to Good

Table of Effect of Transition of BCRA GAAP to IFRS-IASB in Cash Flows
	Cash flows in accordance with BCRA GAAP	Assets considered cash equivalents under BCRA GAAP (a)	PSA deconsolidation (b)	Other (c)	Adjustment to express the amounts in terms of measuring unit current at December 31, 2018	Cash flows in accordance with IFRS-IASB
Cash and cash equivalents at December 31, 2017	48,856,107	(671,138)	(20,020)	-	40,581,476	88,746,425
Cash and cash equivalents at December 31, 2018	39,524,382	(1,271,767)	(16,673)	-	18,217,742	56,453,684
Change in cash and cash equivalents	(9,331,725)	(600,629)	3,347	-	(22,363,734)	(32,292,741)
Cash flow from operating activities	(14,948,594)	(600,629)	223,347	(133,732)	(14,032,441)	(29,492,049)
Cash flow from operating activities	(1,636,340)	-	-	163,226	(553,569)	(2,026,683)
Cash flow from operating activities	5,448,732	-	(220,000)	(29,494)	3,757,021	8,956,259
Effect of exchange rate on cash positions	1,804,477	-	-	-	(3,660,959)	(1,856,482)
Inflation effect on cash and cash equivalents balances	-	-	-	-	(7,873,786)	(7,873,786)
Change in cash and cash equivalents	(9,331,725)	(600,629)	3,347	-	(22,363,734)	(32,292,741)